UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Regional Bank Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Regional Bank Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 98.73%                                                                                              $2,403,101,735
(Cost $850,364,315)

Asset Management & Custody Banks 7.53%                                                                               183,315,665
Bank of New York Co., Inc. (The) (NY)                                                                  2,073,898      61,615,510
Mellon Financial Corp. (PA)                                                                            1,829,054      53,682,735
Northern Trust Corp. (IL)                                                                                252,500      11,019,100
State Street Corp. (MA)                                                                                1,272,000      56,998,320

Consumer Finance 0.21%                                                                                                 5,050,200
MBNA Corp. (DE)                                                                                          190,000       5,050,200

Diversified Banks 14.32%                                                                                             348,598,433
Bank of America Corp. (NC)                                                                             1,861,770      86,330,275
Comerica, Inc. (MI)                                                                                      165,697       9,587,228
U.S. Bancorp. (MN)                                                                                     2,757,987      82,877,509
Wachovia Corp. (NC)                                                                                    1,656,977      90,885,188
Wells Fargo & Co. (CA)                                                                                 1,287,410      78,918,233

Investment Banking & Brokerage 0.77%                                                                                  18,685,028
Lehman Brothers Holdings, Inc. (NY)                                                                      195,000      17,782,050
Piper Jaffray Cos., Inc. (MN) (I)                                                                         22,814         902,978

Life & Health Insurance 0.52%                                                                                         12,534,075
Prudential Financial, Inc. (NJ)                                                                          232,500      12,534,075

Other Diversified Financial Services 5.82%                                                                           141,579,119
Citigroup, Inc. (NY)                                                                                   1,297,290      63,632,075
EuroBancshares, Inc. (Puerto Rico) (I)                                                                   238,170       4,437,107
JPMorgan Chase & Co. (MA)                                                                              1,969,192      73,509,937

Property & Casualty Insurance 0.06%                                                                                    1,508,845
St. Paul Travelers Cos., Inc. (The) (MN)                                                                  40,193       1,508,845

Regional Banks 63.14%                                                                                              1,536,935,567
Alabama National Bancorp. (AL)                                                                           129,600       8,067,600
AmSouth Bancorp. (AL)                                                                                  1,131,910      28,229,835
Banknorth Group, Inc. (ME)                                                                             2,247,173      80,583,624
BB&T Corp. (NC)                                                                                        1,026,432      40,513,271
BOK Financial Corp. (OK) (I)                                                                             123,500       5,200,585
Bryn Mawr Bank Corp. (PA)                                                                                337,800       7,272,834
Cardinal Financial Corp. (VA) (I)                                                                        248,800       2,617,376
Cascade Bancorp. (OR)                                                                                     30,604         596,166
Chittenden Corp. (VT)                                                                                  1,094,357      29,668,018
City Holding Co. (WV)                                                                                    112,756       3,712,491
City National Corp. (CA)                                                                                 538,800      37,602,852
CoBiz, Inc. (CO)                                                                                          22,950         467,721
Colonial BancGroup, Inc. (The) (AL)                                                                      735,100      14,834,318
Columbia Bancorp. (OR)                                                                                    35,250         634,500
Columbia Banking System, Inc. (WA)                                                                        65,680       1,546,764
Commerce Bancshares, Inc. (MO)                                                                         1,317,067      63,311,411
Commercial Bankshares, Inc. (FL)                                                                         284,456      10,860,530
Community Bancorp. (NV) (I)                                                                               28,330         793,807
Compass Bancshares, Inc. (AL)                                                                          1,690,125      79,148,554
Cullen/Frost Bankers, Inc. (TX)                                                                        1,334,850      62,684,556
Dearborn Bancorp., Inc. (MI) (I)                                                                         107,656       3,148,938
F.N.B. Corp. (PA)                                                                                        290,257       5,741,283
Fifth Third Bancorp. (OH)                                                                              1,413,727      65,695,894
First Horizon National Corp. (TN)                                                                      1,364,300      58,078,251
First Midwest Bancorp., Inc. (IL)                                                                         51,000       1,759,500
First Republic Bank (CA)                                                                                 173,743       8,765,334
First State Bancorp. (NM)                                                                                  7,500         283,575
FirstMerit Corp. (OH)                                                                                      8,550         226,575
Fulton Financial Corp. (PA)                                                                            1,002,464      21,883,789
Hancock Holding Co. (MS)                                                                                 544,094      17,585,118
Hibernia Corp. (Class A) (LA)                                                                            439,800      11,575,536
Hudson United Bancorp. (NJ)                                                                              398,759      14,658,381
Independent Bank Corp. (MA)                                                                              735,000      21,719,250
Independent Bank Corp. (MI)                                                                              266,000       8,184,820
KeyCorp (OH)                                                                                             723,934      24,193,874
M&T Bank Corp. (NY)                                                                                      570,153      58,360,861
Marshall & Ilsley Corp. (WI)                                                                           1,584,689      67,840,536
MB Financial, Inc. (IL)                                                                                  294,000      11,668,860
Mercantile Bankshares Corp. (MD)                                                                         918,050      46,480,872
National City Corp. (OH)                                                                               1,865,812      66,329,617
North Fork Bancorp., Inc. (NY)                                                                         3,467,881      99,528,185
Oriental Financial Group (Puerto Rico)                                                                    56,765       1,600,773
Placer Sierra Bancshares (CA)                                                                             39,450       1,016,982
PNC Financial Services Group, Inc. (PA)                                                                  859,900      46,322,813
Prosperity Bancshares, Inc. (TX)                                                                          59,000       1,639,020
Provident Bankshares Corp. (MD)                                                                          164,389       5,436,344
Regions Financial Corp. (AL)                                                                             388,100      12,419,200
Republic Bancorp., Inc. (MI)                                                                             136,400       1,946,428
Sandy Spring Bancorp., Inc. (MD)                                                                           7,000         257,915
Seacoast Banking Corp. of Florida (FL)                                                                   548,790      11,277,635
Sky Financial Group, Inc. (OH)                                                                           261,000       6,932,160
SNB Bancshares, Inc. (TX) (I)                                                                            255,660       3,113,939
Southwest Bancorp., Inc. (OK)                                                                             21,000         462,210
Sterling Bancshares, Inc. (TX)                                                                           434,145       6,377,590
SunTrust Banks, Inc. (GA)                                                                              1,051,337      75,717,291
Susquehanna Bancshares, Inc. (PA)                                                                        508,693      12,559,630
TCF Financial Corp. (MN)                                                                               2,562,884      72,042,669
Texas Regional Bancshares, Inc. (Class A) (TX)                                                           827,125      25,595,383
Texas United Bancshares, Inc. (TX)                                                                       127,900       2,385,335
TriCo Bancshares (CA)                                                                                    655,150      14,432,955
Trustmark Corp. (MS)                                                                                     167,000       4,620,890
UnionBanCal Corp. (CA)                                                                                   259,800      15,998,484
Virginia Commerce Bancorp., Inc. (VA) (I)                                                                 36,662       1,012,604
Westamerica Bancorp. (CA)                                                                                433,075      22,485,254
Whitney Holding Corp. (LA)                                                                               391,820      17,859,156
Zions Bancorp. (UT)                                                                                    1,199,750      81,367,045

Thrifts & Mortgage Finance 6.36%                                                                                     154,894,803
Astoria Financial Corp. (NY)                                                                             368,700      13,877,868
Countrywide Financial Corp. (CA)                                                                         339,998      12,579,926
Fannie Mae (DC)                                                                                          377,650      24,388,637
MAF Bancorp., Inc. (IL)                                                                                  301,743      13,324,971
New York Community Bancorp., Inc. (NY)                                                                   125,000       2,228,750
Sovereign Bancorp., Inc. (PA)                                                                             80,000       1,819,200
Washington Federal, Inc. (WA)                                                                          1,023,726      26,668,062
Washington Mutual, Inc. (WA)                                                                           1,442,711      58,213,389
Webster Financial Corp. (CT)                                                                              40,000       1,794,000

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 1.27%                                                                                         $30,956,000
(Cost $30,956,000)

Joint Repurchase Agreement 1.27%                                                                                      30,956,000
Investment in a joint repurchase agreement transaction with Barclays
Capital, Inc. - Dated 01-31-05 due 02-01-05 (secured by U.S. Treasury
Inflation Indexed Notes 1.625% due 01-15-15 and 1.875% due
07-15-13)                                                                                  2.450          30,956      30,956,000

Total investments 100.00%                                                                                         $2,434,057,735


John Hancock
Regional Bank Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $881,320,315. Gross unrealized appreciation and depreciation of investments aggregated $1,560,745,453 and $8,008,033, respectively, resulting in net unrealized appreciation of $1,552,737,420.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q1  1/05
       3/05

JOHN HANCOCK
Small Cap Equity Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 98.47%                                                                                                $466,392,391
(Cost $366,979,515)

Aerospace & Defense 1.87%                                                                                              8,846,525
Engineered Support Systems, Inc.                                                                         152,500       8,846,525

Biotechnology 1.72%                                                                                                    8,157,250
AtheroGenics, Inc. (I)                                                                                   155,000       2,875,250
Martek Biosciences Corp. (I)                                                                             100,000       5,282,000

Broadcasting & Cable TV 1.39%                                                                                          6,573,460
XM Satellite Radio Holdings, Inc. (Class A) (I)                                                          206,000       6,573,460

Building Products 1.55%                                                                                                7,337,960
Simpson Manufacturing Co., Inc. (I)                                                                      204,400       7,337,960

Communications Equipment 3.40%                                                                                        16,083,500
Inter-Tel, Inc.                                                                                          200,000       5,298,000
SeaChange International, Inc. (I)                                                                        525,000       8,620,500
Sirenza Microdevices, Inc. (I)                                                                           500,000       2,165,000

Computer Hardware 4.04%                                                                                               19,135,533
Dot Hill Systems Corp. (I)                                                                               450,000       2,835,000
Stratasys, Inc. (I)                                                                                      345,550      11,800,533
Trident Microsystems, Inc. (I)                                                                           250,000       4,500,000

Construction & Farm Machinery & Heavy Trucks 3.44%                                                                    16,289,409
Joy Global, Inc.                                                                                         187,500       5,236,875
Oshkosh Truck Corp. (U)                                                                                  150,600      11,052,534

Construction Materials 2.61%                                                                                          12,370,200
Headwaters, Inc. (I)                                                                                     389,000      12,370,200

Diversified Commercial Services 1.61%                                                                                  7,625,650
Quixote Corp.                                                                                            235,000       4,697,650
Universal Technical Institute Inc. (I)                                                                    80,000       2,928,000

Electrical Components & Equipment 6.00%                                                                               28,397,711
Brush Engineered Materials, Inc. (I)                                                                     330,000       5,692,500
Intermagnetics General Corp. (I)                                                                         429,866      10,871,311
Medis Technologies Ltd. (I)                                                                              470,000       9,103,900
Powell Industries, Inc.                                                                                  150,000       2,730,000

Electronic Equipment Manufacturers 7.82%                                                                              37,027,612
Cognex Corp.                                                                                             360,000       9,399,600
Excel Technology, Inc. (I)                                                                               131,800       3,057,760
FARO Technologies, Inc. (I)                                                                              262,300       7,564,732
II-VI, Inc. (I)(U)                                                                                       179,900       6,665,295
Measurement Specialties, Inc. (I)                                                                        402,500      10,340,225

Health Care Equipment 8.17%                                                                                           38,705,476
BioLase Technology, Inc. (I)                                                                             451,100       4,565,132
Cyberonics, Inc. (I)                                                                                     101,400       2,552,238
EPIX Pharmaceuticals, Inc. (I)                                                                           265,000       2,557,250
Kensey Nash Corp. (I)                                                                                    200,000       6,458,000
ResMed, Inc. (I)                                                                                         167,400       8,587,620
Somanetics Corp. (I)                                                                                     225,000       3,132,000
Sonosite, Inc.                                                                                           214,900       6,818,777
Techne Corp. (I)                                                                                         115,700       4,034,459

Health Care Services 1.89%                                                                                             8,935,250
Covance, Inc. (I)                                                                                        110,400       4,692,000
HealthExtras, Inc. (I)                                                                                   275,000       4,243,250

Homebuilding 2.27%                                                                                                    10,755,247
Beazer Homes USA, Inc. (I)(U)                                                                             40,000       5,940,000
Orleans Homebuilders, Inc.                                                                               248,850       4,815,247

Household Products 2.10%                                                                                               9,968,868
Yankee Candle Co, Inc. (The) (I)                                                                         304,300       9,968,868

Industrial Machinery 3.41%                                                                                            16,164,387
Kaydon Corp.                                                                                             255,000       7,912,650
RAE Systems, Inc. (I)                                                                                    580,000       3,932,400
Raven Industries, Inc.                                                                                   235,002       4,319,337

Internet Software & Services 2.61%                                                                                    12,373,500
Autobytel, Inc. (I)                                                                                      365,000       2,036,700
Opsware, Inc. (I)                                                                                        500,000       2,870,000
SafeNet, Inc. (I)                                                                                        220,000       7,466,800

Leisure Products 2.60%                                                                                                12,334,580
Alliance Gaming Corp. (I)                                                                                400,000       3,988,000
Winnebago Industries, Inc.                                                                               242,000       8,346,580

Life & Health Insurance 1.53%                                                                                          7,240,566
Scottish Re Group Ltd. (Cayman Islands)                                                                  313,852       7,240,566

Movies & Entertainment 2.12%                                                                                          10,020,000
Imax Corp. (Canada) (I)                                                                                1,000,000      10,020,000

Oil & Gas Drilling 2.12%                                                                                              10,044,000
TETRA Technologies, Inc. (I)                                                                             360,000      10,044,000

Oil & Gas Equipment & Services 3.96%                                                                                  18,767,730
ATP Oil & Gas Corp. (I)                                                                                  326,700       6,501,330
Grant Prideco, Inc. (I)                                                                                  305,000       5,978,000
Superior Energy Services, Inc. (I)                                                                       395,000       6,288,400

Oil & Gas Exploration & Production 2.70%                                                                              12,806,370
Chesapeake Energy Corp.                                                                                  111,000       1,950,270
KCS Energy, Inc. (I)                                                                                     275,000       4,001,250
Quicksilver Resources, Inc. (I)(U)                                                                        95,000       4,220,850
Warren Resources, Inc.(I)                                                                                300,000       2,634,000

Other Diversified Financial Services 3.77%                                                                            17,845,000
Euronet Worldwide, Inc. (I)                                                                              500,000      12,025,000
FTI Consulting, Inc. (I)                                                                                 300,000       5,820,000

Packaged Foods & Meats 0.70%                                                                                           3,315,100
Galaxy Nutritional Foods, Inc. (I)(W)                                                                  1,441,348       3,315,100

Pharmaceuticals 1.60%                                                                                                  7,581,000
Medicis Pharmaceutical Corp. (Class A)                                                                   210,000       7,581,000

Property & Casualty Insurance 2.57%                                                                                   12,180,000
Infinity Property & Casualty Corp.                                                                       150,000       4,912,500
ProAssurance Corp. (I)                                                                                   190,000       7,267,500

Regional Banks 5.58%                                                                                                  26,430,357
Boston Private Financial Holdings, Inc.                                                                  150,000       4,176,000
IBERIABANK Corp.                                                                                          83,900       5,086,857
Pacific Mercantile Bancorp (I)                                                                           335,000       5,045,100
Southwest Bancorp. of Texas, Inc.                                                                        300,000       5,931,000
Umpqua Holdings Corp.                                                                                    255,000       6,191,400

Restaurants 1.00%                                                                                                      4,724,450
BJ's Restaurants, Inc. (I)                                                                               305,000       4,724,450

Semiconductor Equipment 1.44%                                                                                          6,831,000
FormFactor, Inc. (I)                                                                                     300,000       6,831,000

Semiconductors 1.46%                                                                                                   6,893,150
Catalyst Semiconductor, Inc. (I)                                                                         400,000       2,064,000
Emulex Corp. (I)                                                                                         295,000       4,829,150

Specialty Chemicals 0.93%                                                                                              4,412,350
Cabot Microelectronics Corp. (I)                                                                         145,000       4,412,350

Specialty Stores 1.14%                                                                                                 5,381,750
Select Comfort Corp. (I)                                                                                 275,000       5,381,750

Steel 1.38%                                                                                                            6,552,000
Allegheny Technologies, Inc. (I)(U)                                                                      273,000       6,552,000

Technology Distributors 1.36%                                                                                          6,442,200
Global Imaging Systems (I)                                                                               180,000       6,442,200

Trucking 1.13%                                                                                                         5,357,250
Celadon Group, Inc. (I)                                                                                  225,000       5,357,250

Wireless Telecommunication Services 3.48%                                                                             16,486,000
EMS Technologies, Inc. (I)                                                                               370,000       5,716,500
Radyne ComStream, Inc. (I)                                                                               425,000       3,718,750
Spectralink Corp.                                                                                        425,000       7,050,750

                                                                                            Interest   Par value
Issuer, description, maturity date                                                          rate (%)       ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 1.53%                                                                                          $7,252,000
(Cost $7,252,000)

Joint Repurchase Agreement 1.53%                                                                                       7,252,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 1-31-05, due 2-1-05 (secured
by U.S. Treasury Inflation Indexed Notes 1.625% due 1-15-15
and 1.875% due 7-15-13)                                                                         2.45       7,252       7,252,000

Total investments 100.00%                                                                                           $473,644,391


John Hancock
Small Cap Equity Fund
Summary of written options outstanding on January 31, 2005 (unaudited)

                                     Number of       Exercise     Expiration
Name of issuer                       contracts          price           date                Value
--------------------------------------------------------------------------------------------------
CALLS
Allegheny Technologies, Inc.               200         $22.50     02-22-2005              $30,000
Beazer Homes USA, Inc.                      50         145.00     02-22-2005               33,000
Beazer Homes USA, Inc.                      50         150.00     02-22-2005               18,000
Beazer Homes USA, Inc.                     100         160.00     02-22-2005                8,000
II-VI, Inc.                                200          45.00     02-22-2005                    0
OshKosh Truck Corp.                        100          70.00     02-22-2005               40,000
Quicksilver Resources, Inc.                100          45.00     03-21-2005               25,000

                                                                                         $154,000


John Hancock
Small Cap Equity Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table following these footnotes.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $374,231,515. Gross unrealized appreciation and depreciation of investments aggregated $122,194,663 and $22,781,787, respectively, resulting in net unrealized appreciation of $99,412,876.

John Hancock
Small Cap Equity Fund
Transactions in securities of affiliated issuers
January 31, 2005 (unaudited)

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended
[date of report] is set forth below.

                                   Beginning         Ending
                                       share          share       Realized       Dividend               Ending
Affiliate                             amount         amount     gain (loss)        income                Value
--------------------------------------------------------------------------------------------------------------
Galaxy Nutritional Foods, Inc.
bought: none, sold: none           1,441,348      1,441,348             --             --        $3,315,100.40

Totals                                                                  $0             $0           $3,315,100


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q1  1/05
       3/05

JOHN HANCOCK
Financial Industries Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Financial Industries Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 78.40%                                                                                              $1,051,677,296
(Cost $743,057,882)

Asset Management & Custody Banks 7.33%                                                                                98,383,575
Affiliated Managers Group, Inc. (I) (L)                                                                  151,600       9,612,956
Bank of New York Co., Inc. (The)                                                                         567,500      16,860,425
BlackRock, Inc. (Class A)                                                                                137,700      11,057,310
Franklin Resources, Inc. (L)                                                                             113,500       7,702,110
Legg Mason, Inc.                                                                                         211,300      16,318,699
Mellon Financial Corp.                                                                                   117,500       3,448,625
State Street Corp. (L)                                                                                   745,000      33,383,450

Consumer Finance 4.34%                                                                                                58,173,555
American Express Co. (L)                                                                                 778,500      41,532,975
Capital One Financial Corp. (L)                                                                           90,000       7,045,200
MBNA Corp.                                                                                               361,000       9,595,380

Data Processing & Outsourced Services 2.01%                                                                           26,960,150
First Data Corp.                                                                                         160,000       6,518,400
Fiserv, Inc. (I) (L)                                                                                     375,000      14,343,750
Paychex, Inc. (L)                                                                                        200,000       6,098,000

Diversified Banks 11.39%                                                                                             152,834,238
Bank of America Corp.                                                                                  1,126,824      52,250,829
U.S. Bancorp.                                                                                            728,000      21,876,400
Wachovia Corp. (L)                                                                                       657,105      36,042,209
Wells Fargo & Co. (L)                                                                                    696,000      42,664,800

Insurance Brokers 1.81%                                                                                               24,289,863
Arch Capital Group Ltd. (Bermuda) (I) (L)                                                                170,000       6,244,100
Assurant, Inc.                                                                                           138,950       4,520,043
Marsh & McLennan Cos., Inc.                                                                              292,400       9,503,000
Willis Group Holdings Ltd. (Bermuda) (L)                                                                 104,000       4,022,720

Investment Banking & Brokerage 13.07%                                                                                175,307,965
Alliance Capital Management Holding L.P. (L)                                                             105,000       4,723,950
Ameritrade Holding Corp. (I)                                                                             487,750       6,306,608
GFI Group, Inc. (I)                                                                                       18,150         476,256
Goldman Sachs Group, Inc. (The)                                                                          442,500      47,723,625
Lehman Brothers Holdings, Inc.                                                                           390,000      35,564,100
Merrill Lynch & Co., Inc. (L)                                                                            897,000      53,882,790
Morgan Stanley                                                                                           472,600      26,446,696
optionsXpress Holdings, Inc. (I)                                                                           9,070         183,940

Life & Health Insurance 5.66%                                                                                         75,990,382
AFLAC, Inc. (L)                                                                                          151,300       5,977,863
Conseco, Inc. (I)                                                                                        548,320      10,445,496
Genworth Financial, Inc.                                                                                 453,017      12,018,541
MetLife, Inc. (L)                                                                                        155,000       6,161,250
Prudential Financial, Inc.                                                                               495,500      26,712,405
Scottish Re Group Ltd. (Cayman Islands) (L)                                                              636,100      14,674,827

Multi-Line Insurance 4.21%                                                                                            56,489,388
American International Group, Inc.                                                                       518,700      34,384,623
Hartford Financial Services Group, Inc. (The) (L)                                                        328,500      22,104,765

Other Diversified Financial Services 8.74%                                                                           117,190,014
Citigroup, Inc.                                                                                        1,292,500      63,397,125
JPMorgan Chase & Co. (L)                                                                               1,315,500      49,107,615
National Financial Partners Corp.                                                                        119,920       4,685,274

Property & Casualty Insurance 2.48%                                                                                   33,265,840
ACE, Ltd. (Cayman Islands) (L)                                                                           260,000      11,284,000
Allstate Corp. (The)                                                                                     275,000      13,871,000
Ambac Financial Group, Inc.                                                                              105,500       8,110,840

Real Estate Investment Trusts 0.28%                                                                                    3,744,000
Host Marriott Corp. (L)                                                                                  234,000       3,744,000

Regional Banks 6.00%                                                                                                  80,426,652
City National Corp.                                                                                      112,000       7,816,480
Fifth Third Bancorp. (L)                                                                                 521,275      24,223,649
M&T Bank Corp. (L)                                                                                       181,500      18,578,340
National City Corp.                                                                                      115,660       4,111,713
North Fork Bancorp., Inc.                                                                                217,000       6,227,900
Synovus Financial Corp.                                                                                   95,000       2,577,350
Wintrust Financial Corp.                                                                                  64,250       3,564,590
Zions Bancorp. (L)                                                                                       196,500      13,326,630

Reinsurance 4.84%                                                                                                     64,862,445
Assured Guaranty Ltd. (Bermuda)                                                                          451,460       7,945,696
Axis Capital Holdings Ltd. (Bermuda)                                                                     503,480      13,775,213
PartnerRe Ltd. (Bermuda)                                                                                 268,000      16,983,160
RenaissanceRe Holdings Ltd. (Bermuda)                                                                    438,100      21,997,001
Transatlantic Holdings, Inc.                                                                              68,500       4,161,375

Specialized Finance 1.02%                                                                                             13,686,855
CIT Group, Inc.                                                                                          191,500       7,730,855
GATX Corp.                                                                                               200,000       5,956,000

Thrifts & Mortgage Finance 5.22%                                                                                      70,072,374
Countrywide Financial Corp. (L)                                                                          304,000      11,248,000
Fannie Mae                                                                                               147,800       9,544,924
Freddie Mac                                                                                              307,000      20,044,030
Golden West Financial Corp. (L)                                                                          291,000      18,804,420
Radian Group, Inc.                                                                                       125,000       5,992,500
Washington Mutual, Inc.                                                                                  110,000       4,438,500

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 21.60%                                                                                       $289,811,348
(Cost $289,811,348)

Joint Repurchase Agreement 1.69%                                                                                      22,752,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 01-31-05 due 02-01-05 (secured by U.S. Treasury Inflation Indexed Notes 1.625% due 01-15-15 and
1.875% due 07-15-13)                                                                       2.450          22,752      22,752,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 19.91%                                                                                              267,059,348
AIM Cash Investment Trust (T)                                                                         267,059,348    267,059,348

Total investments 100.00%                                                                                         $1,341,488,644


John Hancock
Financial Industries Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $1,032,869,230. Gross unrealized appreciation and depreciation of investments aggregated $311,225,097 and $2,605,683, respectively, resulting in net unrealized appreciation of $308,619,414.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q1  1/05
       3/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    March 29, 2005